Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
A.           Balances with related parties:

	December 31,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Due from (to) related parties	681	(18)

B.           Transactions with related parties:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Purchases from related parties	15	3	43
Interest income (expense) from Parent	22	(28)	(9)